UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Robshaw & Julian Associates, Inc.
           --------------------------------------------
Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221
           --------------------------------------------

Form 13F File Number: 28-7320
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James P. Julian
        -------------------------
Title:  Vice President
        -------------------------
Phone:  716-633-6555
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James P. Julian              Williamsville, New York              2/04/2003
-------------------              -----------------------              ---------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-7320          Robshaw & Julian Associates, Inc.
---------------  ---------------------------------
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            35
                                         ------------
Form 13F Information Table Value Total:  $149,897,490
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP            PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
FANNIE MAE                     COMMON           313586109 10166134  158031          Sole    none        x      0    0
AFLAC INC                      COMMON           1055102    8670524  287866          Sole    none        x      0    0
SYSCO CORP                     COMMON           871829107  8479306  284636          Sole    none        x      0    0
AUTOMATIC DATA PROCESSING      COMMON           53015103   7923594  201875          Sole    none        x      0    0
MERCK & CO INC                 COMMON           589331107  7851864  138701          Sole    none        x      0    0
PEPSICO INC                    COMMON           713448108  7747666  183507          Sole    none        x      0    0
MEDTRONIC                      COMMON           585055106  7728744  169490          Sole    none        x      0    0
GENERAL ELECTRIC CO.           COMMON           369604103  7657661  314483          Sole    none        x      0    0
UNITED TECHNOLOGIES            COMMON           913017109  7045985  113755          Sole    none        x      0    0
WAL MART STORES INC            COMMON           931142103  6578675  130245          Sole    none        x      0    0
PRAXAIR INC.                   COMMON           74005P104  6474573  112075          Sole    none        x      0    0
AMERICAN INTL GROUP            COMMON           26874107   6153042  106362          Sole    none        x      0    0
WYETH                          COMMON           983024100  6109776  163363          Sole    none        x      0    0
PFIZER                         COMMON           717081103  5899062  192969          Sole    none        x      0    0
PHILIP MORRIS COS INC          COMMON           718154107  5612473  138477          Sole    none        x      0    0
ROYAL DUTCH PETE CO.           COMMON           780257705  5521341  125428          Sole    none        x      0    0
INTEL CORP                     COMMON           458140100  5402945  347010          Sole    none        x      0    0
MICROSOFT                      COMMON           594918104  4518839   87405          Sole    none        x      0    0
SCHLUMBERGER                   COMMON           806857108  4478334  106399          Sole    none        x      0    0
FIFTH THIRD BANCORP            COMMON           316773100  3236351   55275          Sole    none        x      0    0
INTERPUBLIC GROUP              COMMON           460690100  2899790  205951          Sole    none        x      0    0
CISCO                          COMMON           17275R102  2694801  205710          Sole    none        x      0    0
DISNEY WALT COMPANY            COMMON           254687106  2363564  144915          Sole    none        x      0    0
AOL TIME WARNER                COMMON           55622104   1920722  146620          Sole    none        x      0    0
AGILENT                        COMMON           00846U101  1739336   96845          Sole    none        x      0    0
EXXON CORP                     COMMON           302290101  1231146   35236          Sole    none        x      0    0
EMC                            COMMON           268648102  1044875  170175          Sole    none        x      0    0
JOHNSON & JOHNSON              COMMON           478160104   489674    9117          Sole    none        x      0    0
J P MORGAN CHASE               COMMON           46625H100   390120   16255          Sole    none        x      0    0
COCA COLA CO.                  COMMON           191216100   377024    8600          Sole    none        x      0    0
KEY CORP                       COMMON           493267108   376094   14960          Sole    none        x      0    0
CITIGROUP                      COMMON           172967101   304886    8664          Sole    none        x      0    0
BERKSHIRE HATHWAY, CL A        COMMON           84670108    291000       4          Sole    none        x      0    0
M&T                            COMMON           55261F104   277725    3500          Sole    none        x      0    0
GILLETTE CO.                   COMMON           375766102   239844    7900          Sole    none        x      0    0